                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-772
                                   ------------


                         RIVERSOURCE EQUITY SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 Ameriprise Financial Center, Minneapolis, Minnesota         55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    11/30
                         --------------

Date of reporting period:   8/31
                         --------------

                              PORTFOLIO HOLDINGS
                                     FOR
                       RIVERSOURCE MID CAP GROWTH FUND
                               AT AUG. 31, 2006


INVESTMENTS IN SECURITIES

AUG. 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (95.6%)

ISSUER                                                   SHARES             VALUE(a)

AEROSPACE & DEFENSE (1.3%)
L-3 Communications Holdings                              59,956           $4,520,083
Precision Castparts                                     109,175            6,380,187
Rockwell Collins                                        179,725            9,422,982
                                                                        -------------
Total                                                                     20,323,252
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.6%)
CH Robinson Worldwide                                   214,078            9,809,054
-------------------------------------------------------------------------------------

AUTOMOBILES (0.5%)
Harley-Davidson                                         132,828            7,771,766
-------------------------------------------------------------------------------------

BEVERAGES (0.4%)
Pepsi Bottling Group                                    157,332            5,508,193
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (4.1%)
Amylin Pharmaceuticals                                   86,428(b)         3,917,781
Biogen Idec                                             380,100(b)        16,777,614
Celgene                                                  34,253(b)         1,393,755
MedImmune                                               773,022(b)        21,366,328
OSI Pharmaceuticals                                     535,684(b)        19,964,943
                                                                        -------------
Total                                                                     63,420,421
-------------------------------------------------------------------------------------

CAPITAL MARKETS (4.8%)
Investors Financial Services                            540,766           25,069,912
Legg Mason                                              132,443           12,086,748
Northern Trust                                           27,792            1,556,074
T Rowe Price Group                                      832,512           36,680,479
                                                                        -------------
Total                                                                     75,393,213
-------------------------------------------------------------------------------------

CHEMICALS (2.5%)
Sigma-Aldrich                                           539,565           39,188,606
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.4%)
Cintas                                                  685,115(c)        25,369,808
Robert Half Intl                                        878,087           27,168,012
                                                                        -------------
Total                                                                     52,537,820
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.6%)
F5 Networks                                             216,906(b)        10,864,822
Juniper Networks                                        969,187(b,c)      14,217,973
                                                                        -------------
Total                                                                     25,082,795
-------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                   SHARES             VALUE(a)

COMPUTERS & PERIPHERALS (2.7%)
Network Appliance                                       926,589(b)       $31,726,407
SanDisk                                                 174,855(b)        10,302,457
                                                                        -------------
Total                                                                     42,028,864
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.5%)
Fluor                                                    94,404            8,158,394
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.5%)
Martin Marietta Materials                               284,019           23,391,805
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.3%)
Strayer Education                                       200,387           21,120,790
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
Moody's                                                  71,624            4,381,956
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Level 3 Communications                                  918,540(b)         4,069,132
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.3%)
Allegheny Energy                                        130,666(b)         5,453,999
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.0%)
American Power Conversion                               480,043            8,434,355
Rockwell Automation                                     136,084            7,672,416
                                                                        -------------
Total                                                                     16,106,771
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
Amphenol Cl A                                            66,283            3,809,284
Anixter Intl                                             28,241            1,538,852
Molex                                                   106,086            3,868,957
                                                                        -------------
Total                                                                      9,217,093
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.9%)
BJ Services                                             785,838           26,962,102
ENSCO Intl                                              648,064           28,961,981
Natl Oilwell Varco                                       24,300(b)         1,586,790
Noble                                                   179,714           11,751,498
Smith Intl                                              195,386            8,200,350
                                                                        -------------
Total                                                                     77,462,721
-------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                   SHARES             VALUE(a)

FOOD & STAPLES RETAILING (1.5%)
Whole Foods Market                                      441,788(c)       $23,688,673
-------------------------------------------------------------------------------------

FOOD PRODUCTS (0.8%)
Hershey                                                  71,962            3,883,070
HJ Heinz                                                 93,234            3,900,911
WM Wrigley Jr                                           116,739            5,419,023
                                                                        -------------
Total                                                                     13,203,004
-------------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
Questar                                                  61,321            5,306,719
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.3%)
Biomet                                                  570,085           18,647,480
Kinetic Concepts                                        463,684(b)        14,652,414
ResMed                                                  350,794(b)        14,270,300
St. Jude Medical                                        114,587(b)         4,172,113
                                                                        -------------
Total                                                                     51,742,307
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (5.5%)
Coventry Health Care                                     30,513(b)         1,655,025
Express Scripts                                         318,932(b)        26,815,803
Health Management Associates Cl A                       673,017           14,072,785
Humana                                                   63,206(b)         3,851,142
Lincare Holdings                                        538,193(b)        19,929,287
Omnicare                                                449,908           20,385,331
                                                                        -------------
Total                                                                     86,709,373
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (1.5%)
Cerner                                                  169,396(b)         7,802,380
Dendrite Intl                                         1,496,132(b)        14,991,242
                                                                        -------------
Total                                                                     22,793,622
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (4.5%)
Brinker Intl                                            247,325            9,514,593
Cheesecake Factory                                      354,048(b)         8,812,255
Hilton Hotels                                           164,423            4,187,854
Intl Game Technology                                    385,952           14,928,623
Panera Bread Cl A                                       166,433(b)         8,637,873
Royal Caribbean Cruises                                 233,636            8,523,041
Station Casinos                                         265,845           15,485,471
                                                                        -------------
Total                                                                      70,089,71
-------------------------------------------------------------------------------------

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------------
1  RIVERSOURCE MID CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006

COMMON STOCKS (CONTINUED)

ISSUER                                                   SHARES             VALUE(a)

HOUSEHOLD PRODUCTS (0.3%)
Energizer Holdings                                       61,327(b)        $4,100,323
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.2%)
AES                                                     853,533(b)        18,129,041
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.3%)
Akamai Technologies                                     130,428(b)         5,112,778
-------------------------------------------------------------------------------------

IT SERVICES (8.0%)
Acxiom                                                1,453,573           35,307,288
Cognizant Technology Solutions Cl A                      21,979(b)         1,536,552
Fiserv                                                  716,185(b)        31,633,891
Paychex                                               1,095,168           39,327,484
VeriFone Holdings                                       707,238(b)        16,372,560
                                                                        -------------
Total                                                                    124,177,775
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (2.8%)
Invitrogen                                              329,683(b,c)      20,061,211
Techne                                                  479,911(b)        24,427,469
                                                                        -------------
Total                                                                     44,488,680
-------------------------------------------------------------------------------------

MACHINERY (2.8%)
Danaher                                                 330,273           21,893,798
ITT                                                     180,038            8,812,860
Joy Global                                              101,828            4,433,591
PACCAR                                                  166,611            9,108,623
                                                                        -------------
Total                                                                     44,248,872
-------------------------------------------------------------------------------------

MEDIA (2.3%)
Catalina Marketing                                    1,111,995           31,858,657
Lamar Advertising Cl A                                   89,754(b)         4,694,134
                                                                        -------------
Total                                                                     36,552,791
-------------------------------------------------------------------------------------

METALS & MINING (0.3%)
Freeport-McMoRan Copper & Gold Cl B                      77,249            4,496,664
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.8%)
Denbury Resources                                       499,381(b)        15,485,805
El Paso                                                 534,774            7,764,918
EOG Resources                                           237,929           15,422,558
Murphy Oil                                              155,005            7,581,295
Newfield Exploration                                    286,395(b)        12,383,720
Peabody Energy                                          143,470            6,322,723
Pogo Producing                                          373,283           16,577,497
Williams Companies                                      379,355            9,343,514
                                                                        -------------
Total                                                                     90,882,030
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.3%)
Alberto-Culver                                           81,689            4,021,549
-------------------------------------------------------------------------------------

PHARMACEUTICALS (1.0%)
Allergan                                                 68,184            7,811,159
Endo Pharmaceuticals Holdings                           117,871(b)         3,893,279
Forest Laboratories                                      78,355(b)         3,916,183
                                                                        -------------
Total                                                                     15,620,621
-------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                   SHARES             VALUE(a)

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
Starwood Hotels & Resorts Worldwide                      72,721           $3,873,120
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.1%)
Broadcom Cl A                                           345,775(b)        10,179,616
Integrated Device Technology                            236,036(b)         4,066,900
KLA-Tencor                                              372,214           16,343,917
Maxim Integrated Products                               517,316           15,053,896
Microchip Technology                                  1,199,569           40,977,276
NVIDIA                                                  327,669(b)         9,538,445
                                                                        -------------
Total                                                                     96,160,050
-------------------------------------------------------------------------------------

SOFTWARE (7.2%)
Advent Software                                       1,000,471(b)        32,765,425
BMC Software                                          1,323,116(b)        35,221,348
Citrix Systems                                          247,080(b)         7,580,414
Fair Isaac                                              793,985           27,797,415
NAVTEQ                                                  319,850(b)         8,495,216
                                                                        -------------
Total                                                                    111,859,818
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.3%)
Advance Auto Parts                                      291,189            8,770,613
Chico's FAS                                             202,940(b)         3,742,214
Williams-Sonoma                                         784,566           23,113,314
                                                                        -------------
Total                                                                     35,626,141
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.7%)
Coach                                                   388,610(b)        11,732,136
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.8%)
Fastenal                                                761,963           27,948,803
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.2%)
American Tower Cl A                                     432,185(b)        15,498,154
Crown Castle Intl                                       119,448(b)         4,104,233
NII Holdings                                            163,002(b)         8,696,157
SBA Communications Cl A                                 219,224(b)         5,642,826
                                                                        -------------
Total                                                                     33,941,370
-------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,343,442,051)                                                $1,496,932,615
-------------------------------------------------------------------------------------

SHORT-TERM SECURITIES (5.5%)(d)

ISSUER                            EFFECTIVE            AMOUNT               VALUE(a)
                                    YIELD            PAYABLE AT
                                                      MATURITY
COMMERCIAL PAPER
Deer Valley Funding LLC
     09-06-06                       5.34%           $10,000,000           $9,991,100
     09-11-06                       5.30             10,000,000            9,983,836
Ebury Finance LLC
     09-01-06                       5.30              7,100,000            7,098,955
     09-18-06                       5.29              4,700,000            4,687,592
Park Granada LLC
     09-05-06                       5.27             50,000,000(e)        49,963,403
Sheffield Receivables
     09-06-06                       5.25              4,000,000(e)         3,996,500
-------------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $85,733,976)                                                      $85,721,386
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,429,176,027)(f)                                             $1,582,654,001
=====================================================================================

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2  RIVERSOURCE MID CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated May 31, 2006.

(b)   Non-income producing.

(c)   At Aug. 31, 2006, security was partially or fully on loan.

(d) Cash collateral received from security lending activity is invested in short-term securities and represents 1.8% of net assets. 3.7% of net assets is the Fund's cash equivalent position.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $53,959,903 or 3.4% of net assets.

(f) At Aug. 31, 2006, the cost of securities for federal income tax purposes was approximately $1,429,176,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                $238,728,000
      Unrealized depreciation                                 (85,250,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                            $153,478,000
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3  RIVERSOURCE MID CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006

                                                             S-6426-80 F (10/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              RIVERSOURCE EQUITY SERIES, INC.


By                        /s/ William F. Truscott
                          -----------------------
                              William F. Truscott
                              President and Principal Executive Officer

Date                          October 27, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By                        /s/ William F. Truscott
                          -----------------------
                              William F. Truscott
                              President and Principal Executive Officer

Date                          October 27, 2006



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          October 27, 2006